Document and Entity Information	Apr. 25, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 25, 2024
Entity Registrant Name	JOANN Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40204
Entity Tax Identification Number	46-1095540
Entity Address Address Line 1	5555 Darrow Road
Entity Address City Or Town	Hudson
Entity Address State Or Province	OH
Entity Address Postal Zip Code	44236
City Area Code	330
Local Phone Number	656-2600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--01-28
Amendment Flag	false
Entity Central Index Key	0001834585